Employee benefits - Deferred Compensation Plan (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Retirement Benefits [Abstract]
Cymer compensation plan deferral period	3 years
Cymer compensation plan expenses	€ 0	€ 0	€ 0
Deferred compensation plan liability	70,500,000	82,400,000
Compensation plan assets	€ 71,100,000	€ 81,400,000